Convertible Notes at Net Carrying Value at Date of Issuance (Detail)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Nov. 24, 2015 CNY (¥)	Nov. 24, 2015 USD ($)
Debt Instrument [Line Items]
Fair value allocated to warrants (Note 22)	¥ 1,490,844	$ 216,834	¥ 3,742,271
Beneficial conversion feature				¥ 52,700,000	$ 8,100,000
12% Convertible Senior Notes Due 2018
Debt Instrument [Line Items]
Principal Amount					40,050,000
Fair value allocated to warrants (Note 22)					8,821,883
Beneficial conversion feature					8,112,556
Issuance Cost					3,200,000
Net carrying value					$ 19,915,561